4. Stock-Based Compensation (Details - Schedule of Summary of Outstanding Stock Options) - shares	3 Months Ended
	Sep. 23, 2018	Sep. 24, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding shares at beginning of year	478,056	478,056
Granted
Exercised
Forfeited/Canceled/Expired shares	(100,000)
Outstanding shares at end of year	378,056	478,056
Exerciseable at end of year	378,056	478,056